Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Taxes computed at statutory rate		35.00%	35.00%	35.00%
Non cash gain related to correction of deferred tax balances	$ 21,300,000	$ 21,300,000
Current deferred tax assets	255,500,000	255,500,000	190,400,000
Current deferred tax Liabilities	14,600,000	14,600,000	0
Non-current deferred tax liabilities	676,200,000	676,200,000	566,100,000
Net federal, state and foreign income taxes paid (refund received)		64,800,000	313,500,000	322,400,000
Cumulative undistributed foreign earnings	222,400,000	222,400,000	176,500,000
Unrecognized tax benefits	65,975,000	65,975,000	80,862,000	80,897,000	92,752,000
Amount of unrecognized tax benefits affects effective tax rate	66,300,000	66,300,000	76,400,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	13,700,000	13,700,000
Expense (benefit) for interest and penalties		900,000	2,100,000	3,600,000
Accrued interest and penalties related to uncertain tax positions	37,200,000	37,200,000	36,400,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
State net operating loss carryforwards	824,000,000	824,000,000	606,400,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 50,500,000	$ 50,500,000	$ 59,200,000
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year		2033
Maximum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year		2033
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year		2014
Minimum [Member] | Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Unused net operating loss carryforward expiration year		2027